Prepaid expenses, deposits and other assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses, deposits and other assets
5.	Prepaid expenses, deposits and other assets

	December 31, 2021	December 31, 2020
Prepaid expenses	1,849	1,546
Accounts receivabl e	2,112	—
Brokerage firm receivables	3,276	—
Deposits and other receivables	3,065	1,448

	10,302	2,994